Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases		Dec. 31, 2023	Dec. 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		7 years 6 months 7 days	8 years 6 months 10 days
Weighted average discount rate	[1]	4.22%	4.35%

[1]	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.